Consolidated Statements of Cash Flows - Image P2P Trading Group Limited [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income	$ (508,367)	$ (531,436)	$ (1,196,542)	$ (349,234)
Amortization of intangible assets	5,305	5,487	10,853	11,571
Depreciation of fixed assets	491,480	498,356	537,909	35,851
(Increase)/decrease in accounts and other receivables	(1,600,850)	(23,657)	(37,796)	47,895
Increase in inventories	(160,384)	(175,020)	(467,840)
Increase (Decrease) in advances and prepayments to suppliers	(451,752)	(14,099)	323,576	1,284,903
Increase in accounts and other payables	903,156	28,585	600,229	126,732
Net cash provided by (used in) operating activities	(1,321,412)	(211,784)	(230,551)	1,157,718
Cash flows from investing activities
Purchase of plant and equipment	(13,493)	(1,427,498)	(2,119,205)	(5,060,217)
Purchases of intangible assets and land use rights	(3,115)
Prepayments for building construction and equipment	(70,768)	(105,338)		(5,579,917)
Loan proceeds receivable from related parties		412,608
Increase/(decrease) in security deposits			86,189	(119,870)
Net cash used in investing activities	(87,376)	(1,120,228)	(2,033,016)	(10,760,004)
Cash flows from financing activities
Proceeds of owners’ injection of capital	643	15,031	15,031	5,012,428
Proceeds from bank borrowings	2,376,684	666,386	671,496	3,205,077
Repayment of bank borrowings	(1,333,147)
Borrowing and payments to related parties, net	520,492	356,103	1,243,624	1,741,945
Net cash provided by financing activities	1,564,672	1,037,520	1,930,151	9,959,450
Effect of foreign currency translation on cash and cash equivalents	3,973	327,743	(8,235)	(14,005)
Net increase/(decrease) of cash and cash equivalents	159,857	61,449	(333,416)	357,164
Cash and cash equivalents–beginning of period	1,667	343,318	343,318	159
Cash and cash equivalents–end of period	161,524	63,230	1,667	343,318
Supplementary cash flow information:
Interest received			56
Interest paid	182,200	118,632	148,961	40,937
Income taxes paid